ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	December 31,
	2018 $	2019 $
Current:
Accrued cost of revenue and sales and marketing expenses	122,679	242,268
Accrued interest for convertible notes	–	1,374
Accrued office-related operating expenses	15,134	2,745
Business and other taxes payables	8,687	19,345
Other payables	76,542	92,590
Escrow payables	333,768	513,864
Payroll and welfare payable	36,592	65,969
Payable for property and equipment	28,246	18,020
Others	15,232	22,677
Finance lease liability	–	1,953
	636,880	980,805

Non-current:
Others	7,894	20,493
Finance lease liability	–	5,309
	7,894	25,802